Financial Instruments - Disclosure of significant unobservable inputs used in fair value measurement of assets and liabilities (Details) - Derivative financial instrument - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	£ 2,492
Fair value adjustments recognized in profit and loss	1,597
Ending balance	895	£ 2,492
Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Beginning balance	2,492	1,273
Fair value adjustments recognized in profit and loss	(1,597)	1,219
Ending balance	£ 895	£ 2,492